Note 10 - Administrative Expenses	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of general and administrative expense [text block]
10	Administrative expenses

	2024	2023	2022
Investor relations	743	576	663
Audit fee	566	396	294
Advisory services fees	2,547	4,406	1,459
Listing fees	630	749	512
Directors fees – Company	675	571	569
Directors fees – Blanket	83	61	56
Employee costs	8,029	6,734	5,855
Employee costs – settlements group	115	1,784	–
Other office administration cost	334	445	468
Information technology and communication cost – Group related	249	241	391
Management liability insurance	907	897	985
Travel costs	780	569	689
	15,658	17,429	11,941